Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Before Provision for Income Taxes

Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cayman	(156,373)	(10,675)	(27,933)
Hong Kong SAR	(4,539)	(5,917)	(8,535)
BVI	(12)	(1)	(45)
PRC, excluding Hong Kong SAR	(71,177)	(78,400)	57,161
Total	(232,101)	(94,993)	20,648

Schedule of Income Tax Expense/(Benefit)

Income tax expense/(benefit) consists of the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense/(benefit)	7,487	(1,889)	(7,655)
Total income tax expense/(benefit)	7,487	(1,889)	(7,655)

Schedule of Income Tax Expense Reconciliation

The actual income tax expense/(benefit) reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for each of years ended December 31, 2022, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax	(232,101)	(94,993)	20,648

Income tax expense/(benefit) computed at PRC statutory tax rate	(58,025)	(23,748)	5,162
Tax effects of:
-Effect of preferential tax rate (Note (i))	(6,364)	—	—
-Tax rate differential not subject to PRC income tax	39,482	3,172	2,145
-Non-deductible expense	44,424	14,424	205
-Change in valuation allowance	59,700	6,339	(7,568)
-Additional deduction for research and development expenses	(981)	—	—
-Tax-exempted income	(92)	—	—
-Late payment surcharge on uncertain tax position	2,197	(2,118)	(7,937)
-Others (Note (ii))	(72,854)	42	338
Total income tax expense/(benefit)	7,487	(1,889)	(7,655)

(i)	Shenzhen Fangdd was qualified as a HNTE and enjoyed a preferential income tax rate of 15% from 2014 to 2022.

(ii)	For the year ended December 31, 2022, it was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Net operating loss carrying forward	108,064	131,486
Allowance for credit losses	218,645	247,404
Payroll and accrued expenses	4,157	7,750
Deductible advertisement expenses	6,190	881
Long-term equity investment impairment	79,558	62,945
Intangible assets (Note (i))	24,490	20,949
Accounts payable write-off benefit	(50,383)	(88,262)
Gross deferred tax assets	390,721	383,153
Less: Valuation allowance	(390,721)	(383,153)
Net deferred tax assets	—	—

(i)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted in a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	(324,682)	(384,382)	(390,721)
Changes of valuation allowances	(59,700)	(6,339)	7,568
Balance at the end of the year	(384,382)	(390,721)	(383,153)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2022, 2023 2024 is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	(28,575)	(30,772)	(28,654)
Additions	(2,197)	2,118	7,478
Balance at the end of the year	(30,772)	(28,654)	(21,176)